Real Estate and Accumulated Depreciation - Schedule III (Summary of Real Estate Properties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 905,536
Land	214,160
Building and Improvements	2,098,361
Costs capitalized subsequent to acquisition, land	(1,509)
Costs capitalized subsequent to acquisition, buildings and improvements	34,696
Gross Amount	2,345,708	$ 2,211,451	$ 2,296,627	$ 2,229,374
Accumulated Depreciation	328,095	260,399	$ 226,167	$ 170,271
Acquired intangibles	276,000
Federal income taxes	2,300,000
Accumulated amortization	184,700
Secured debt	$ 542,698	$ 528,284
Building
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Useful life	40 years
Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Useful life	15 years
Fixtures and improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Useful life	5 years
Fresenius Medical Care - Winfield, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Land	152
Building and Improvements	1,568
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	1,720
Accumulated Depreciation	353
Adena Health Center - Jackson, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	242
Building and Improvements	4,494
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	4,736
Accumulated Depreciation	873
Ouachita Community Hospital - West Monroe, LA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	633
Building and Improvements	5,304
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	5,937
Accumulated Depreciation	1,049
CareMeridian - Littleton, CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	976
Building and Improvements	8,900
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	111
Gross Amount	9,987
Accumulated Depreciation	2,560
Oak Lawn Medical Center - Oak Lawn, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,343
Land	835
Building and Improvements	7,217
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	8,052
Accumulated Depreciation	1,620
Surgery Center of Temple - Temple, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	225
Building and Improvements	5,208
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	432
Gross Amount	5,865
Accumulated Depreciation	992
Greenville Health System - Greenville, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	720
Building and Improvements	3,045
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	3,765
Accumulated Depreciation	569
Stockbridge Family Medical - Stockbridge, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,781
Land	823
Building and Improvements	1,799
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	131
Gross Amount	2,753
Accumulated Depreciation	379
Arrowhead Medical Plaza II - Glendale, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,540
Land	0
Building and Improvements	9,758
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,867
Gross Amount	11,625
Accumulated Depreciation	2,458
Village Center Parkway - Stockbridge, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,434
Land	1,135
Building and Improvements	2,299
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	156
Gross Amount	3,590
Accumulated Depreciation	633
Creekside MOB - Douglasville, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,814
Land	2,709
Building and Improvements	5,320
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	637
Gross Amount	8,666
Accumulated Depreciation	1,472
Bowie Gateway Medical Center - Bowie, MD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,153
Land	983
Building and Improvements	10,321
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	81
Gross Amount	11,385
Accumulated Depreciation	1,878
Campus at Crooks & Auburn Building D - Rochester Mills, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,627
Land	640
Building and Improvements	4,166
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	118
Gross Amount	4,924
Accumulated Depreciation	831
Berwyn Medical Center - Berwyn, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,305
Building and Improvements	7,559
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	8,864
Accumulated Depreciation	1,298
Countryside Medical Arts - Safety Harbor, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,983
Land	915
Building and Improvements	7,663
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	60
Gross Amount	8,638
Accumulated Depreciation	1,428
St. Andrews Medical Park - Venice, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,119
Land	1,666
Building and Improvements	10,005
Costs capitalized subsequent to acquisition, land	2
Costs capitalized subsequent to acquisition, buildings and improvements	933
Gross Amount	12,606
Accumulated Depreciation	2,193
Campus at Crooks & Auburn Building C - Rochester Mills, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,831
Land	609
Building and Improvements	3,893
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	130
Gross Amount	4,632
Accumulated Depreciation	810
Laguna Professional Center - Elk Grove, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,887
Land	1,811
Building and Improvements	14,598
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	311
Gross Amount	16,720
Accumulated Depreciation	2,748
UC Davis MOB - Elk Grove, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,136
Land	1,138
Building and Improvements	7,242
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	282
Gross Amount	8,662
Accumulated Depreciation	1,455
Estate at Hyde Park - Tampa, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,116
Land	1,777
Building and Improvements	20,308
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	660
Gross Amount	22,745
Accumulated Depreciation	3,950
Autumn Ridge of Clarkston - Clarkston, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,245
Land	655
Building and Improvements	19,967
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	38
Gross Amount	20,660
Accumulated Depreciation	3,809
Sunnybrook of Burlington - Burlington, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,783
Land	518
Building and Improvements	16,739
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	240
Gross Amount	17,497
Accumulated Depreciation	3,414
Sunnybrook of Carroll - Carroll, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,144
Land	473
Building and Improvements	11,263
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	36
Gross Amount	11,772
Accumulated Depreciation	2,086
Prairie Hills at Cedar Rapids - Cedar Rapids, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,014
Land	195
Building and Improvements	8,595
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	116
Gross Amount	8,906
Accumulated Depreciation	1,623
Prairie Hills at Clinton - Clinton, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,759
Land	890
Building and Improvements	18,882
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	47
Gross Amount	19,819
Accumulated Depreciation	3,653
Prairie Hills at Des Moines - Des Moines, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,418
Land	647
Building and Improvements	13,745
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	41
Gross Amount	14,433
Accumulated Depreciation	2,827
Sunnybrook of Fairfield - Fairfield, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	340
Building and Improvements	14,115
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	233
Gross Amount	14,688
Accumulated Depreciation	2,871
Sunnybrook of Ft. Madison - Ft. Madison, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	263
Building and Improvements	3,931
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	203
Gross Amount	4,397
Accumulated Depreciation	452
Prairie Hills at Independence - Independence, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	473
Building and Improvements	10,600
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	176
Gross Amount	11,249
Accumulated Depreciation	1,949
Sunnybrook of Mt. Pleasant - Mt. Pleasant, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	205
Building and Improvements	10,935
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	125
Gross Amount	11,265
Accumulated Depreciation	1,947
Sunnybrook of Muscatine - Muscatine, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,989
Land	302
Building and Improvements	13,840
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	145
Gross Amount	14,287
Accumulated Depreciation	2,614
Prairie Hills at Ottumwa - Ottumwa, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	538
Building and Improvements	9,186
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	78
Gross Amount	9,802
Accumulated Depreciation	1,838
Prairie Hills at Tipton - Tipton, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	306
Building and Improvements	10,409
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	33
Gross Amount	10,748
Accumulated Depreciation	1,812
Liberty Court - Dixon, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	119
Building and Improvements	1,998
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	37
Gross Amount	2,154
Accumulated Depreciation	423
Lakeside Vista - Holland, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,128
Land	378
Building and Improvements	12,196
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	420
Gross Amount	12,994
Accumulated Depreciation	2,324
The Atrium - Rockford, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	164
Building and Improvements	1,746
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	237
Gross Amount	2,147
Accumulated Depreciation	213
Arrowhead Medical Plaza I - Glendale, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,571
Land	0
Building and Improvements	6,447
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,311
Gross Amount	7,758
Accumulated Depreciation	1,341
Sunnybrook of Burlington - Land - Burlington, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	620
Building and Improvements	0
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	620
Accumulated Depreciation	0
Community Health MOB - Harrisburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,424
Land	0
Building and Improvements	6,170
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	6,170
Accumulated Depreciation	996
Brady MOB - Harrisburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,661
Land	0
Building and Improvements	22,485
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	22,485
Accumulated Depreciation	3,545
Landis Memorial - Harrisburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Building and Improvements	32,484
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	32,484
Accumulated Depreciation	5,138
FOC II - Mechanicsburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,136
Land	0
Building and Improvements	16,473
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	132
Gross Amount	16,605
Accumulated Depreciation	2,982
FOC Clinical - Mechanicsburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,695
Land	0
Building and Improvements	19,634
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	19,634
Accumulated Depreciation	3,497
FOC I - Mechanicsburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,204
Land	0
Building and Improvements	8,923
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	155
Gross Amount	9,078
Accumulated Depreciation	1,713
Copper Springs Senior Living - Meridian, ID
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	498
Building and Improvements	7,130
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	101
Gross Amount	7,729
Accumulated Depreciation	1,771
Addington Place of Brunswick - Brunswick, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,509
Building and Improvements	14,402
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	36
Gross Amount	15,947
Accumulated Depreciation	2,917
Addington Place of Dublin - Dublin, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	403
Building and Improvements	9,281
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	115
Gross Amount	9,799
Accumulated Depreciation	2,036
Allegro at Elizabethtown - Elizabethtown, KY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	317
Building and Improvements	7,290
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	232
Gross Amount	7,839
Accumulated Depreciation	1,719
Addington Place of Johns Creek - Johns Creek, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,139
Land	997
Building and Improvements	11,943
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	456
Gross Amount	13,396
Accumulated Depreciation	2,492
Allegro at Jupiter - Jupiter, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	34,370
Land	3,741
Building and Improvements	49,534
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	276
Gross Amount	53,551
Accumulated Depreciation	9,424
Addington Place of Lee's Summit - Lee's Summit, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,187
Land	2,734
Building and Improvements	25,008
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	309
Gross Amount	28,051
Accumulated Depreciation	4,772
Addington Place at Mills - Roswell, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,000
Building and Improvements	8,611
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	2,205
Gross Amount	11,816
Accumulated Depreciation	2,139
Addington Place of College Harbour - St Petersburg, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	3,791
Building and Improvements	8,684
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,392
Gross Amount	13,867
Accumulated Depreciation	2,657
Allegro at Stuart - Stuart, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	49,069
Land	5,018
Building and Improvements	60,575
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	625
Gross Amount	66,218
Accumulated Depreciation	11,807
Allegro at Tarpon - Tarpon Springs, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,350
Land	2,360
Building and Improvements	13,728
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	415
Gross Amount	16,503
Accumulated Depreciation	3,363
Addington Place of Titusville - Titusville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,423
Land	1,379
Building and Improvements	13,976
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	414
Gross Amount	15,769
Accumulated Depreciation	3,112
Allegro at St. Petersburg - Land - St. Petersburg, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	3,045
Building and Improvements	0
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	3,045
Accumulated Depreciation	0
Gateway MOB - Clarksville, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,560
Land	0
Building and Improvements	16,367
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,010
Gross Amount	17,377
Accumulated Depreciation	2,993
Addington at Wellington Green - Wellington, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	3,182
Building and Improvements	25,364
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	(2,131)
Gross Amount	26,415
Accumulated Depreciation	1,002
Dyer Building - Dyer, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	601
Building and Improvements	8,992
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	64
Gross Amount	9,657
Accumulated Depreciation	1,474
757 Building - Munster, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	645
Building and Improvements	7,885
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	8,530
Accumulated Depreciation	1,272
761 Building - Munster, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,797
Land	1,436
Building and Improvements	8,616
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	59
Gross Amount	10,111
Accumulated Depreciation	1,491
759 Building - Munster, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,271
Land	1,101
Building and Improvements	8,899
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	10,000
Accumulated Depreciation	1,476
Schererville Building - Schererville, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,260
Building and Improvements	935
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	29
Gross Amount	2,224
Accumulated Depreciation	278
Meadowbrook Senior Living - Agoura Hills, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,167
Land	8,821
Building and Improvements	48,682
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,840
Gross Amount	59,343
Accumulated Depreciation	8,703
Mount Vernon Medical Office Building - Mount Vernon, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	15,797
Land	0
Building and Improvements	18,519
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	3
Gross Amount	18,522
Accumulated Depreciation	3,059
Wellington at Hershey's Mill - West Chester, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	8,531
Building and Improvements	80,734
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,771
Gross Amount	91,036
Accumulated Depreciation	14,109
Careplex West Medical Office Building - Hampton, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,187
Land	2,628
Building and Improvements	16,098
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	187
Gross Amount	18,913
Accumulated Depreciation	2,621
Hampton River Medical Arts Building - Hampton, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Building and Improvements	18,083
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	146
Gross Amount	18,229
Accumulated Depreciation	3,170
Eye Specialty Group Medical Building - Memphis, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,475
Land	775
Building and Improvements	7,223
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	7,998
Accumulated Depreciation	1,154
Addington Place of Alpharetta - Alpharetta, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,604
Building and Improvements	26,069
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	500
Gross Amount	28,173
Accumulated Depreciation	4,858
Addington Place of Prairie Village - Prairie Village, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,812
Land	1,782
Building and Improvements	21,869
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	356
Gross Amount	24,007
Accumulated Depreciation	4,240
Bloom MOB - Harrisburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	15,322
Land	0
Building and Improvements	15,928
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	175
Gross Amount	16,103
Accumulated Depreciation	2,605
Medical Sciences Pavilion - Harrisburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,272
Land	0
Building and Improvements	22,309
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	22,309
Accumulated Depreciation	3,438
Wood Glen Nursing and Rehab Center - West Chicago, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,896
Building and Improvements	16,107
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	18,003
Accumulated Depreciation	3,647
Pinnacle Center - Southaven, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,085
Land	1,378
Building and Improvements	6,547
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	573
Gross Amount	8,498
Accumulated Depreciation	1,344
Paradise Valley Medical Plaza - Phoenix, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,085
Land	0
Building and Improvements	25,194
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,178
Gross Amount	26,372
Accumulated Depreciation	4,404
Victory Medical Center at Craig Ranch - McKinney, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,596
Building and Improvements	40,475
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,340
Gross Amount	43,411
Accumulated Depreciation	6,488
Rivershores Healthcare & Rehab Centre - Marseilles, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,276
Building and Improvements	6,868
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	8,144
Accumulated Depreciation	1,653
Morton Terrace Healthcare & Rehab Centre - Morton, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	709
Building and Improvements	5,649
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	6,358
Accumulated Depreciation	1,610
Morton Villa Healthcare & Rehab Centre - Morton, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	645
Building and Improvements	3,687
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	87
Gross Amount	4,419
Accumulated Depreciation	1,000
The Heights Healthcare & Rehab Centre - Peoria Heights, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	214
Building and Improvements	7,952
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	8,166
Accumulated Depreciation	2,007
Colonial Healthcare & Rehab Centre - Princeton, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	173
Building and Improvements	5,871
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	6,044
Accumulated Depreciation	1,656
Capitol Healthcare & Rehab Centre - Springfield, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	603
Building and Improvements	21,699
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	26
Gross Amount	22,328
Accumulated Depreciation	4,792
Acuity Specialty Hospital - Mesa, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,977
Building and Improvements	16,203
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	543
Gross Amount	18,723
Accumulated Depreciation	2,713
Acuity Specialty Hospital - Sun City, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,329
Building and Improvements	15,795
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	279
Gross Amount	18,403
Accumulated Depreciation	2,602
Addington Place of Shoal Creek - Kansas City, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,391
Land	3,723
Building and Improvements	22,259
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	383
Gross Amount	26,365
Accumulated Depreciation	4,175
Aurora Healthcare Center - Green Bay, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,130
Building and Improvements	1,678
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,808
Accumulated Depreciation	311
Aurora Healthcare Center - Greenville, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	259
Building and Improvements	958
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	1,217
Accumulated Depreciation	188
Aurora Healthcare Center - Kiel, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	676
Building and Improvements	2,214
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,890
Accumulated Depreciation	367
Aurora Healthcare Center - Plymouth, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,038
Land	2,891
Building and Improvements	24,224
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	27,115
Accumulated Depreciation	4,029
Aurora Healthcare Center - Waterford, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	590
Building and Improvements	6,452
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	7,042
Accumulated Depreciation	1,035
Aurora Healthcare Center - Wautoma, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,955
Building and Improvements	4,361
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	6,316
Accumulated Depreciation	729
Arbor View Assisted Living and Memory Care - Burlington, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	367
Building and Improvements	7,815
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	44
Gross Amount	8,226
Accumulated Depreciation	1,651
Advanced Orthopedic Medical Center - Richmond, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	15,390
Land	1,523
Building and Improvements	19,229
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	20,752
Accumulated Depreciation	2,934
Palm Valley Medical Plaza - Goodyear, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,998
Land	1,890
Building and Improvements	4,940
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	228
Gross Amount	7,058
Accumulated Depreciation	907
Physicians Plaza of Roane County - Harriman, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,293
Land	1,746
Building and Improvements	7,842
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	32
Gross Amount	9,620
Accumulated Depreciation	1,276
Adventist Health Lacey Medical Plaza - Hanford, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,526
Land	328
Building and Improvements	13,302
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	44
Gross Amount	13,674
Accumulated Depreciation	1,925
Medical Center I - Peoria, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,085
Land	807
Building and Improvements	1,115
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	513
Gross Amount	2,435
Accumulated Depreciation	741
Medical Center II - Peoria, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	945
Building and Improvements	1,330
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	5,023
Gross Amount	7,298
Accumulated Depreciation	1,125
Commercial Center - Peoria, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,254
Land	959
Building and Improvements	1,110
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	635
Gross Amount	2,704
Accumulated Depreciation	375
Medical Center III - Peoria, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,137
Land	673
Building and Improvements	1,651
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	811
Gross Amount	3,135
Accumulated Depreciation	659
Morrow Medical Center - Morrow, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,334
Land	1,155
Building and Improvements	5,674
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	270
Gross Amount	7,099
Accumulated Depreciation	909
Belmar Medical Building -Lakewood, CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,770
Land	819
Building and Improvements	4,287
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	289
Gross Amount	5,395
Accumulated Depreciation	703
Addington Place - Northville, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,287
Land	440
Building and Improvements	14,975
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	303
Gross Amount	15,718
Accumulated Depreciation	2,569
Conroe Medical Arts and Surgery Center - Conroe, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,221
Land	1,965
Building and Improvements	12,198
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	573
Gross Amount	14,736
Accumulated Depreciation	2,071
Medical Center V - Peoria, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,786
Land	1,089
Building and Improvements	3,200
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	370
Gross Amount	4,659
Accumulated Depreciation	562
Legacy Medical Village - Plano, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,662
Land	3,755
Building and Improvements	31,097
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	639
Gross Amount	35,491
Accumulated Depreciation	4,788
Scripps Cedar Medical Center - Vista, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,983
Land	1,213
Building and Improvements	14,596
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	48
Gross Amount	15,857
Accumulated Depreciation	2,052
Nuvista Institute for Healthy Living - Jupiter, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	8,586
Building and Improvements	54,051
Costs capitalized subsequent to acquisition, land	(1,511)
Costs capitalized subsequent to acquisition, buildings and improvements	(7,939)
Gross Amount	53,187
Accumulated Depreciation	1,284
Ramsey Woods Memory Care - Cudahy, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	930
Building and Improvements	4,990
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	29
Gross Amount	5,949
Accumulated Depreciation	925
East Coast Square West - Cedar Point, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,254
Land	1,535
Building and Improvements	4,803
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	6
Gross Amount	6,344
Accumulated Depreciation	696
East Coast Square North - Morehead City, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,933
Land	899
Building and Improvements	4,761
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	6
Gross Amount	5,666
Accumulated Depreciation	679
Eastside Cancer Institute - Greenville, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,498
Building and Improvements	6,637
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	32
Gross Amount	8,167
Accumulated Depreciation	960
Sassafras Medical Building - Erie, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,315
Land	928
Building and Improvements	4,629
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	3
Gross Amount	5,560
Accumulated Depreciation	611
Sky Lakes Klamath Medical Clinic - Klamath Falls, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	433
Building and Improvements	2,623
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	3,056
Accumulated Depreciation	366
Courtyard Fountains - Gresham, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,476
Building and Improvements	50,601
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	881
Gross Amount	53,958
Accumulated Depreciation	8,037
Presence Healing Arts Pavilion - New Lenox, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,966
Land	0
Building and Improvements	6,768
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	76
Gross Amount	6,844
Accumulated Depreciation	991
Mainland Medical Arts Pavilion - Texas City, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,174
Land	320
Building and Improvements	7,923
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	305
Gross Amount	8,548
Accumulated Depreciation	1,266
Renaissance on Peachtree - Atlanta, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	50,821
Land	4,535
Building and Improvements	68,895
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,751
Gross Amount	75,181
Accumulated Depreciation	10,102
Fox Ridge Senior Living at Bryant - Bryant, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,133
Land	1,687
Building and Improvements	12,936
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	544
Gross Amount	15,167
Accumulated Depreciation	2,811
Fox Ridge Senior Living at Chenal - Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,390
Land	6,896
Building and Improvements	20,579
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	163
Gross Amount	27,638
Accumulated Depreciation	3,732
Fox Ridge North Little Rock - North Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,170
Land	0
Building and Improvements	19,265
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	261
Gross Amount	19,526
Accumulated Depreciation	3,199
Autumn Leaves of Cy-Fair - Houston, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,225
Building and Improvements	11,335
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	59
Gross Amount	12,619
Accumulated Depreciation	1,880
Autumn Leaves of Meyerland - Houston, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,033
Building and Improvements	13,411
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	21
Gross Amount	15,465
Accumulated Depreciation	2,123
Autumn Leaves of Clear Lake, Houston, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,599
Building and Improvements	13,194
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	18
Gross Amount	14,811
Accumulated Depreciation	2,181
Autumn Leaves of The Woodlands - The Woodlands, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,413
Building and Improvements	9,141
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	20
Gross Amount	11,574
Accumulated Depreciation	1,619
High Desert Medical Group Medical Office Building - Lancaster, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,480
Land	1,459
Building and Improvements	9,300
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	10,759
Accumulated Depreciation	1,141
Northside Hospital - Canton, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,014
Land	3,408
Building and Improvements	8,191
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	40
Gross Amount	11,639
Accumulated Depreciation	784
West Michigan Surgery Center - Big Rapids, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	258
Building and Improvements	5,677
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	5,935
Accumulated Depreciation	502
Camellia Walk Assisted Living and Memory Care - Evans, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,563
Land	1,854
Building and Improvements	17,372
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	822
Gross Amount	20,048
Accumulated Depreciation	2,001
Cedarhurst of Collinsville - Collinsville, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,228
Building and Improvements	8,652
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	113
Gross Amount	9,993
Accumulated Depreciation	819
Arcadian Cove Assisted Living - Richmond, KY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	481
Building and Improvements	3,923
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	63
Gross Amount	4,467
Accumulated Depreciation	420
Beaumont Medical Center - Warren, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,078
Building and Improvements	9,525
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	19
Gross Amount	10,622
Accumulated Depreciation	796
DaVita Dialysis - Hudson, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	226
Building and Improvements	1,979
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,205
Accumulated Depreciation	160
DaVita Bay Breeze Dialysis Center - Largo, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	399
Building and Improvements	896
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	1,295
Accumulated Depreciation	87
Greenfield Medical Plaza - Gilbert, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,476
Building and Improvements	4,144
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	48
Gross Amount	5,668
Accumulated Depreciation	357
RAI Care Center - Clearwater, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	624
Building and Improvements	3,156
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	3,780
Accumulated Depreciation	252
Illinois CancerCare - Galesburg, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	290
Building and Improvements	2,457
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,747
Accumulated Depreciation	221
UnityPoint Clinic - Muscatine, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	570
Building and Improvements	4,541
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	2
Gross Amount	5,113
Accumulated Depreciation	389
Lee Memorial Health System Outpatient Center - Ft. Myers
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	439
Building and Improvements	4,374
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	363
Gross Amount	5,176
Accumulated Depreciation	369
Decatur Medical Office Building - Decatur, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	695
Building and Improvements	3,273
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	3,968
Accumulated Depreciation	295
Madison Medical Plaza - Joliet, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Building and Improvements	16,855
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	37
Gross Amount	16,892
Accumulated Depreciation	1,267
Woodlake Office Center - Woodbury, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,638
Land	1,017
Building and Improvements	10,688
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1,297
Gross Amount	13,002
Accumulated Depreciation	873
Rockwall Medical Plaza - Rockwall, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,097
Building and Improvements	4,582
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	182
Gross Amount	5,861
Accumulated Depreciation	403
MetroHealth Buckeye Health Center - Cleveland, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	389
Building and Improvements	4,367
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	5
Gross Amount	4,761
Accumulated Depreciation	347
UnityPoint Clinic - Moline, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	396
Building and Improvements	2,880
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	1
Gross Amount	3,277
Accumulated Depreciation	246
VA Outpatient Clinic - Galesberg, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	359
Building and Improvements	1,852
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,211
Accumulated Depreciation	181
Philip Professional Center - Lawrenceville, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,780
Land	1,285
Building and Improvements	6,714
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	169
Gross Amount	8,168
Accumulated Depreciation	577
Texas Children’s Hospital - Houston, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,368
Building and Improvements	4,428
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	116
Gross Amount	5,912
Accumulated Depreciation	484
Florida Medical Heartcare - Tampa, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	586
Building and Improvements	1,902
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,488
Accumulated Depreciation	215
Florida Medical Somerset - Tampa, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	61
Building and Improvements	1,366
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	1,427
Accumulated Depreciation	134
Florida Medical Tampa Palms - Tampa, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	141
Building and Improvements	1,402
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	1,543
Accumulated Depreciation	143
Florida Medical Wesley Chapel - Tampa, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	485
Building and Improvements	1,987
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,472
Accumulated Depreciation	228
Aurora Health Center - Milwaukee, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,014
Building and Improvements	4,041
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	5,055
Accumulated Depreciation	528
Vascular Surgery Associates - Tallahassee, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	902
Building and Improvements	5,383
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	6,285
Accumulated Depreciation	554
Glendale MOB - Farmington Hills, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	504
Building and Improvements	12,332
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	12,836
Accumulated Depreciation	904
Crittenton Washington MOB - Washington Township, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	640
Building and Improvements	4,090
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	43
Gross Amount	4,773
Accumulated Depreciation	351
Crittenton Sterling Heights MOB - Sterling Heights, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,398
Building and Improvements	2,695
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	181
Gross Amount	4,274
Accumulated Depreciation	280
Advocate Aurora MOB - Elkhorn, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	181
Building and Improvements	9,452
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	9,633
Accumulated Depreciation	762
Pulmonary & Critical Care Med - Lemoyne, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,271
Land	621
Building and Improvements	3,805
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	4,426
Accumulated Depreciation	442
Dignity Emerus Blue Diamond - Las Vegas, NV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,966
Land	2,182
Building and Improvements	16,594
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	18,776
Accumulated Depreciation	969
Dignity Emerus Craig Rd - North Las Vegas, NV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,780
Land	3,807
Building and Improvements	22,803
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	26,610
Accumulated Depreciation	1,344
Greenfield MOB - Greenfield, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,526
Land	1,552
Building and Improvements	8,333
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	225
Gross Amount	10,110
Accumulated Depreciation	757
Milwaukee MOB - South Milwaukee, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,136
Land	410
Building and Improvements	5,041
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	5,451
Accumulated Depreciation	278
St. Francis WI MOB - St. Francis, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,085
Land	865
Building and Improvements	11,355
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	159
Gross Amount	12,379
Accumulated Depreciation	733
Lancaster Medical Arts MOB - Lancaster, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	85
Building and Improvements	4,417
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	4,502
Accumulated Depreciation	346
Women’s Healthcare Group MOB - York, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	624
Building and Improvements	2,161
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,785
Accumulated Depreciation	281
Pioneer Spine Sports - Northampton, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	435
Building and Improvements	1,858
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,293
Accumulated Depreciation	75
Pioneer Spine Sport - Springfield, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	333
Building and Improvements	2,530
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	2,863
Accumulated Depreciation	107
Pioneer Spine Sports - West Springfield, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	374
Building and Improvements	4,295
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	4,669
Accumulated Depreciation	176
Felicita Vida - Escondido, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,677
Building and Improvements	28,953
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	17
Gross Amount	30,647
Accumulated Depreciation	1,098
Cedarhurst of Edwardsville - Edwardsville, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	321
Building and Improvements	9,032
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	9,353
Accumulated Depreciation	262
UMPC Sir Thomas Court - Harrisburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	745
Building and Improvements	6,272
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	7,017
Accumulated Depreciation	157
UMPC Fisher Road - Mechanicsburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	747
Building and Improvements	3,844
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	4,591
Accumulated Depreciation	105
Swedish American MOB - Roscoe, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	599
Building and Improvements	5,862
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	6,461
Accumulated Depreciation	185
Cedarhurst of Sparta - Sparta, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	381
Building and Improvements	13,807
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	22
Gross Amount	14,210
Accumulated Depreciation	405
UMPC Chambers Hill - Harrisburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	498
Building and Improvements	4,238
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	4,736
Accumulated Depreciation	103
Cedarhurst of Shiloh - Shiloh, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,684
Land	376
Building and Improvements	28,299
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	14
Gross Amount	28,689
Accumulated Depreciation	612
Bayshore Naples Memory Care - Naples, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	3,231
Building and Improvements	17,112
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	20,343
Accumulated Depreciation	356
Circleville MOB - Circleville, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	765
Building and Improvements	4,011
Costs capitalized subsequent to acquisition, land	0
Costs capitalized subsequent to acquisition, buildings and improvements	0
Gross Amount	4,776
Accumulated Depreciation	9
Revolving Credit Facility | Unencumbered Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Maximum borrowing capacity	323,700
Capital One Facility | Credit Facilities | Master Credit Facility
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Secured debt	212,500
KeyBank Facility | Credit Facilities | Master Credit Facility
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Secured debt	$ 142,700